Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2025
Entity File Number	000-12895
Entity Registrant Name	PETRO USA, INC.
Entity Central Index Key	0000745543
Entity Tax Identification Number	32-0650451
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	30 N Gould St
Entity Address, Address Line Two	Ste R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
Local Phone Number	PH#: 1+(714) 660-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false